DERIVATIVE RELATED TO SERVICE AGREEMENT (Details)	1 Months Ended		12 Months Ended
	Nov. 21, 2011		Dec. 31, 2012		Dec. 31, 2011
Derivative [Line Items]
Risk-free interest rate (1)	0.92%	[1]	0.54%	[1]	0.83%	[1]
Expected volatility (2)	76.26%	[2]	79.13%	[2]	76.30%	[2]
Expected life (in years) (3)	5 years	[3]	3 years 11 months 1 day	[3]	4 years 11 months 1 day	[3]
Expected dividend yield (4)	0.00%	[4]	0.00%	[4]	0.00%	[4]

[1]	Risk-free interest rate — based on the yields from U.S. treasury bonds with different periods to maturity (according to different projection periods).
[2]	Expected volatility — was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.
[3]	Expected life — the expected life of the conversion feature was based on the term of the derivative.
[4]	Expected dividend yield — was based on the fact that the Company has not paid dividends to Ordinary its stockholders in the past and does not expect to pay dividends to stockholders in the foreseeable future.